UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                      DATE OF FISCAL YEAR END: SEPTEMBER 30

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2007




CAUSEWAY INTERNATIONAL VALUE FUND                                     NUMBER OF SHARES     VALUE
-----------------------------------------------------------------------------------------------------

COMMON STOCK

CANADA -- 2.5%
       Manulife Financial Corp.                                          2,182,121      $    81,622
       Precision Drilling Trust                                          2,054,275           50,147
                                                                                        -----------
                                                                                            131,769
                                                                                        -----------
FINLAND -- 1.0%
       UPM-Kymmene Oyj                                                   2,166,159           53,646
                                                                                        -----------
FRANCE -- 17.1%
       Accor SA                                                            868,966           77,285
       Air Liquide                                                         336,380           44,357
       AXA SA                                                            2,666,601          115,516
       BNP Paribas SA                                                      754,622           90,237
       Electricite de France                                               420,719           45,708
       France Telecom SA+                                                3,873,292          106,932
       Publicis Groupe SA                                                1,815,315           80,211
       Sanofi-Aventis+                                                   1,331,834          108,323
       Technip SA                                                        1,458,613          121,003
       Vinci SA                                                          1,661,248          124,729
                                                                                        -----------
                                                                                            914,301
                                                                                        -----------
GERMANY -- 11.3%
       Bayer AG                                                          1,124,475           85,371
       Bayerische Motoren Werke AG                                         862,518           56,040
       Depfa Bank PLC                                                    3,421,258           60,653
       Deutsche Post AG                                                  3,059,049           99,480
       E.ON AG                                                             749,467          126,062
       Siemens AG                                                        1,245,029          179,561
                                                                                        -----------
                                                                                            607,167
                                                                                        -----------
HONG KONG -- 3.2%
       CNOOC Ltd.                                                       55,410,000           62,788
       Henderson Land Development Co. Ltd.                              10,985,648           74,817
       Yue Yuen Industrial Holdings Ltd.+                               10,083,033           31,272
                                                                                        -----------
                                                                                            168,877
                                                                                        -----------
IRELAND -- 3.7%
       Allied Irish Banks PLC                                            2,305,754           63,407
       CRH PLC                                                           2,256,841          111,814
       Smurfit Kappa Group PLC(1)+                                         983,355           24,793
                                                                                        -----------
                                                                                            200,014
                                                                                        -----------
JAPAN -- 10.0%
       Astellas Pharma Inc.                                              1,898,200           82,631
       Haseko Corp.(1)                                                  17,213,000           51,025
       Honda Motor Co. Ltd.                                              2,904,100          106,135
       Mitsubishi UFJ Financial Group                                        8,548           94,415
       Sankyo Co. Ltd.                                                   1,045,700           44,077
       Takeda Pharmaceutical Co. Ltd.                                    1,096,600           70,892
       Yamaha Motor Co. Ltd.                                             3,021,500           87,850
                                                                                        -----------
                                                                                            537,025
                                                                                        -----------




SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2007




CAUSEWAY INTERNATIONAL VALUE FUND                                     NUMBER OF SHARES     VALUE
-----------------------------------------------------------------------------------------------------

NETHERLANDS -- 7.6%
       ING Groep NV                                                      2,129,859      $    94,512
       Koninklijke Philips Electronics NV                                2,354,560          100,564
       Reed Elsevier                                                     2,846,492           54,470
       Royal Dutch Shell PLC, Class A                                      601,113           24,559
       TNT NV                                                            1,737,833           78,622
       Unilever NV                                                       1,693,563           52,852
                                                                                        -----------
                                                                                            405,579
                                                                                        -----------
NORWAY -- 2.9%
       Aker Kvaerner ASA                                                 1,994,550           50,748
       Stolt-Nielsen SA                                                  1,425,420           47,510
       Telenor ASA                                                       2,959,890           58,113
                                                                                        -----------
                                                                                            156,371
                                                                                        -----------
SOUTH KOREA -- 4.5%
       LG Telecom Ltd.(1)                                                4,500,712           49,954
       Samsung Electronics Co. Ltd.                                        207,799          127,357
       Shinhan Financial Group Co. Ltd.                                  1,063,810           64,738
                                                                                        -----------
                                                                                            242,049
                                                                                        -----------
SPAIN -- 2.9%
       Enagas SA                                                         1,478,476           36,675
       Telefonica SA                                                     5,315,752          118,987
                                                                                        -----------
                                                                                            155,662
                                                                                        -----------
SWEDEN -- 2.4%
       Telefonaktiebolaget LM Ericsson, Class B                         31,442,000          126,272
                                                                                        -----------
SWITZERLAND -- 6.3%
       Credit Suisse Group                                               1,226,579           87,713
       Novartis AG                                                       1,322,993           74,733
       Syngenta AG                                                         343,730           67,311
       Zurich Financial Services AG                                        340,254          105,642
                                                                                        -----------
                                                                                            335,399
                                                                                        -----------
UNITED KINGDOM -- 24.1%
       Aviva PLC                                                         5,189,175           77,468
       BAE Systems PLC                                                  16,008,324          130,180
       BP PLC                                                            7,418,281           89,818
       British American Tobacco PLC                                      4,650,693          158,562
       British Sky Broadcasting Group PLC                                1,755,600           22,561
       Compass Group PLC                                                 8,223,990           57,094
       GlaxoSmithKline PLC                                               2,969,648           77,814
       HBOS PLC                                                          4,459,401           88,243
       HSBC Holdings PLC                                                 4,867,215           88,705
       Kingfisher PLC                                                   13,358,384           60,753
       Rio Tinto PLC                                                       886,581           68,127
       Royal Bank of Scotland Group PLC                                  7,939,263          100,909
       Royal Dutch Shell PLC, Class B                                    1,774,860           74,233
       Tate & Lyle PLC                                                   1,352,900           15,416
       Unilever PLC                                                      2,755,470           89,354
       Vodafone Group PLC                                               25,994,553           87,583
                                                                                        -----------
                                                                                          1,286,820
                                                                                        -----------
TOTAL COMMON STOCK
       (COST $4,090,650) -- 99.5%                                                         5,320,951
                                                                                        -----------


SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2007




CAUSEWAY INTERNATIONAL VALUE FUND                                     NUMBER OF SHARES     VALUE
-----------------------------------------------------------------------------------------------------

CASH EQUIVALENT
       Federated Prime Obligations Fund, 5.20%**                        37,355,189      $    37,355
                                                                                        -----------
TOTAL CASH EQUIVALENT
       (COST $37,355) -- 0.7%                                                                37,355
                                                                                        -----------

TOTAL INVESTMENTS
       (COST $4,128,005) -- 100.2%                                                        5,358,306
                                                                                        -----------
OTHER ASSETS & LIABILITIES, NET -- (0.2)%                                                   (10,518)
                                                                                        -----------
NET ASSETS -- 100.0%                                                                    $ 5,347,788
                                                                                        ===========

*   Except for share data.
**  The rate shown represents the 7-day effective yield as of June 30, 2007.
+ Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.
1   Non-income producing security.

At June 30, 2007, the tax basis cost of the Fund's investments was $4,128,005 and the unrealized appreciation and depreciation were $1,271,390 and $(41,089), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


CCM-QH-001-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Causeway Capital Management Trust


By (Signature and Title)*                /s/ Turner Swan
                                         ---------------------------------
                                         Turner Swan, President

Date: August 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Turner Swan
                                         ---------------------------------
                                         Turner Swan, President

Date: August 28, 2007


By (Signature and Title)*                /s/ Michael Lawson
                                         ---------------------------------
                                         Michael Lawson, Treasurer


Date: August 28, 2007

* Print the name and title of each signing officer under his or her signature.